Long-Term Debt (Tables)	3 Months Ended
Mar. 31, 2016
Debt Disclosure [Abstract]
Schedule of Debt [Table Text Block]
Long-term debt was as follows:

	March 31, 2016	December 31, 2015
	(In thousands)
Western obligations:
Revolving Credit Facility due 2019	$—	$—
Term Loan Credit Facility due 2020	537,625	539,000
6.25% Senior Unsecured Notes due 2021	350,000	350,000
Total Western obligations	887,625	889,000
NTI obligations:
Revolving Credit Facility due 2019	22,500	—
7.125% Senior Secured Notes due 2020	350,000	350,000
Total NTI obligations	372,500	350,000
WNRL obligations:
Revolving Credit Facility due 2018	130,000	145,000
7.5% Senior Notes due 2023	300,000	300,000
Total WNRL obligations	430,000	445,000
Less unamortized premium and debt issuance costs	32,033	33,606
Long-term debt	1,658,092	1,650,394
Current portion of long-term debt	(5,500)	(5,500)
Long-term debt, net of current portion	$1,652,592	$1,644,894

As of March 31, 2016, annual maturities of long-term debt for the remainder of 2016 are $4.1 million. For 2017, 2018, 2019 and 2020, long-term debt maturities are $5.5 million, $135.5 million, $28.0 million and $867.0 million, respectively. Thereafter, total long-term debt maturities are $650.0 million.
Interest and debt expense were as follows:

	Three Months Ended
	March 31,
	2016	2015
	(In thousands)
Contractual interest:
Western obligations	$12,052	$12,007
NTI obligations	6,914	6,591
WNRL obligations	6,705	3,726
	25,671	22,324
Amortization of loan fees	1,911	1,786
Other interest expense	(176)	1,075
Capitalized interest	(725)	(228)
Interest and debt expense	$26,681	$24,957